Regulatory Requirements (Details) - Solomon JFZ (Asia) Holdings Limited [Member]	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)
Regulatory Requirements [Line Items]
Minimum liquid capital requirements	$ 384,000		$ 386,000
HKSFC [Member]
Regulatory Requirements [Line Items]
Minimum liquid capital requirements	$ 384,000	$ 3,000,000